Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

Operating lease commitments include the commitments under the lease agreements for the Group’s office premises. The Group leases its office facilities under non-cancelable operating leases with various expiration dates. For the years ended December 31, 2023, 2024 and 2025, the Group recorded US$19.5 million, US$18.5 million and US$18.4 million lease expenses, respectively. Based on the current rental lease agreements, future minimum lease payments commitments as of December 31, 2025 were as follows:

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2025	$52,352	$14,170	$10,475	$6,123	$21,584

Purchase commitments mainly include minimum commitments for marketing activities and internet connection. Purchase commitments as of December 31, 2025 were as follows:

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
As of December 31, 2025	$612,132	$526,404	$63,053	$22,675	$—

Other commitments as of December 31, 2025 were as follows:

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In US$ thousands)
2030 Senior Notes	$876,563	$25,313	$50,625	$800,625	$—
2030 Convertible Notes	352,671	4,537	9,075	339,059	—
2027 Loans	866,926	39,720	827,206	—	—
Total	$2,096,160	$69,570	$886,906	$1,139,684	$—

2030 Senior Notes represent future maximum commitment relating to the principal amount and interests in connection with the issuance of US$750 million in aggregate principal amount of unsecured senior notes bearing an annual interest rate of 3.375%, which will mature on July 8, 2030. 2027 Loans represent future estimated commitment relating to the principal amount and interests in connection with the issuance of US$900 million term loan (US$100 million repaid in the fourth quarter of 2023) bearing annual rate at 128 basis points over Term SOFR as of December 31, 2025, which will mature on August 22, 2027. 2030 Convertible Notes represent future maximum commitment relating to the principal amount and interests in connection with the issuance of US$330 million in aggregate principal amount of convertible senior notes bearing an annual interest rate of 1.375%, which will mature on December 1, 2030.

16. Commitments and Contingencies (Continued)

There are uncertainties regarding the legal basis of the Group’s ability to operate an Internet business in China. Although China has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries remain highly regulated. Not only are such restrictions currently in place, the existing regulations are unclear as to which specific segments of these industries companies with foreign investors, including the Company, may operate. Therefore, the Group may be required to limit the scope of its operations in China, and this could have a material adverse effect on its financial position, results of operations and cash flows.

There are no claims, lawsuits, investigations or proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material impact on the Group’s financial statements.